Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 104,136	$ 104,930
Accumulated Amortization	(34,325)	(30,339)
Net Book Value	69,811	74,591
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Indefinite	22,979	23,145
Net Book Value, Indefinite	22,979	23,145
Contract rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	66,142	66,723
Accumulated Amortization	(19,700)	(16,585)
Net Book Value, Finite	46,442	50,138
Amortization Period	14 years	16 years
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,015	15,062
Accumulated Amortization	(14,625)	(13,754)
Net Book Value, Finite	$ 390	$ 1,308
Amortization Period	1 year	4 years